Net Income (Loss) Per Share - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Basic EPS	$ 2.59	$ 0.36	$ (4.42)
Diluted EPS	$ 2.57	$ 0.36	$ (4.42)
Weighted average ordinary shares and special shares - Diluted	446,418,000	366,709,000	221,936,000
Conversion event description	one-for-one basis
Initia Public Offering
Earnings per share [line items]
Diluted EPS	$ 0
Weighted average ordinary shares and special shares - Diluted	0